Stock-Based Compensation - Schedule of Fair Value of Options Using the Black Scholes Option Pricing Model and Weighted Average Assumptions Used (Details) - Stock Options [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
2018 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	1.30%	1.60%
Volatility rate	58.96%	59.26%
Expected dividend yield	0.00%	0.00%
Expected life (in years)	5 years 9 months 18 days	5 years 10 months 24 days
2020 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	0.50%
Volatility rate	58.33%
Expected dividend yield	0.00%
Expected life (in years)	6 years 3 months 18 days